Contents of Significant Accounts - Earnings Per Share (Detail) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 TWD ($) $ / shares shares	Dec. 31, 2020 TWD ($) $ / shares shares
Earnings per share-basic
Net income attributable to the parent company	$ 89,478,805	$ 2,911,774	$ 51,246,425	$ 22,860,744
Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,095,312	12,095,312	12,005,126	11,850,052
Earnings per share-basic (NTD) | (per share)	$ 7.4	$ 0.24	$ 4.27	$ 1.93
Earnings per share-diluted
Net income attributable to the parent company	$ 89,478,805	$ 2,911,774	$ 51,246,425	$ 22,860,744
Effect of dilution
Unsecured convertible bonds | $	0		0	69,019
Income attributable to shareholders of the parent | $	$ 89,478,805		$ 51,246,425	$ 22,929,763
Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,095,312	12,095,312	12,005,126	11,850,052
Effect of dilution
Restricted stocks for employees	156,098	156,098	159,478	30,911
Employees' compensation	238,242	238,242	80,243	65,657
Unsecured convertible bonds	0	0	0	303,630
Weighted-average number of ordinary shares after dilution (thousand shares)	12,489,652	12,489,652	12,244,847	12,250,250
Earnings per share-diluted (NTD) | (per share)	$ 7.16	$ 0.23	$ 4.19	$ 1.87